Financial Instrument Risk Management - Past Due and Impaired Mortgages and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 152,785	$ 143,061
Mortgages:
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,225	16,433
Mortgages: | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,295	16,458
Mortgages: | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70	25
Mortgages: | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,148	16,427
Mortgages: | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages: | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Mortgages: | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Mortgages: | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	147	31
Mortgages: | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70	25
Loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,997	30,389
Loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,044	30,439
Loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47	50
Loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,911	30,332
Loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14
Loans | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	133	93
Loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47	50
Mortgages and loans(1)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,222	46,822
Mortgages and loans(1) | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,339	46,897
Mortgages and loans(1) | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117	75
Mortgages and loans(1) | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,059	46,759
Mortgages and loans(1) | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans(1) | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14
Mortgages and loans(1) | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Mortgages and loans(1) | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	280	124
Mortgages and loans(1) | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 117	$ 75